Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Expenses [Abstract]
Schedule Of Other Operating Expenses

	December 31,
	2018	2017	2016
Litigation settlement	$796	$84,476	$-
Loss on disposal of property and equipment	504	5,266	-
Program closure expenses	-	1,138	-
Retirement expenses	-	-	4,491
Total other operating expenses	$1,300	$90,880	$4,491